Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Property, Plant and Equipment
(a)	Property, plant and equipment as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023					2024
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	3,295,768	(5,524)	—	3,290,244	3,353,019	(12,144)	(5,000)	3,335,875
Buildings		10,671,833	(6,237,883)	(6,318)	4,427,632	12,097,246	(6,808,735)	(7,543)	5,280,968
Structures		7,159,034	(4,077,472)	(38)	3,081,524	8,292,323	(4,431,766)	(34)	3,860,523
Machinery and equipment		54,184,134	(37,630,472)	(14,470)	16,539,192	58,845,673	(40,516,816)	(17,179)	18,311,678
Vehicles		383,891	(302,246)	(2,050)	79,595	433,218	(340,993)	(2,250)	89,975
Tools		557,394	(428,215)	(314)	128,865	609,799	(474,877)	(421)	134,501
Furniture and fixtures		840,366	(650,424)	(55)	189,887	911,525	(711,472)	(20)	200,033
Right of use assets		1,468,295	(469,990)	—	998,305	1,589,388	(618,754)	—	970,634
Bearer plants		186,723	(49,392)	—	137,331	203,433	(63,982)	—	139,451
Construction-in- progress		6,421,533	(76,357)	(11,503)	6,333,673	7,744,779	(180,824)	(40,765)	7,523,190

	￦	85,168,971	(49,927,975)	(34,748)	35,206,248	94,080,403	(54,160,363)	(73,212)	39,846,828

Changes in Carrying Amount of Property, Plant and Equipment
(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2023 and 2024 were as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Business Combination(*2)	Disposals	Depreciation	Impairment loss(*3,4)	Others(*1)	Ending
Land	￦	3,103,165	83,489	32,565	(7,502)	—	(5,471)	83,998	3,290,244
Buildings		4,174,894	53,344	5,770	(14,619)	(326,280)	(28,614)	563,137	4,427,632
Structures		3,162,927	16,498	3,651	(6,915)	(261,970)	(28,483)	195,816	3,081,524
Machinery and equipment		16,422,830	211,181	—	(63,195)	(2,401,947)	(202,885)	2,573,208	16,539,192
Vehicles		52,131	34,004	—	(782)	(26,322)	—	20,564	79,595
Tools		90,961	40,170	—	(607)	(52,444)	(77)	50,862	128,865
Furniture and fixtures		173,345	36,975	655	(1,516)	(61,947)	(63)	42,438	189,887
Right of use assets		921,198	243,433	—	(15,095)	(170,386)	—	19,155	998,305
Bearer plants		141,720	—	—	—	(9,579)	—	5,190	137,331
Construction-in-progress		3,538,025	6,388,837	—	(2,269)	—	(8,420)	(3,582,500)	6,333,673

	￦	31,781,196	7,107,931	42,641	(112,500)	(3,310,875)	(274,013)	(28,132)	35,206,248

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from change in purpose of use, adjustments of foreign currency translation differences and others.

(*2)
Represents increases in property, plant and equipment upon reclassification of QSONE Co., Ltd., which was previously an associate, into a subsidiary by acquiring additional shares during the year ended December 31, 2023.

(*3)
The
Company
estimated the recoverable amount after calculating the net fair value of individual assets whose operation was suspended due to operation plan change, such as lithium production facilities in Gwangyang and Argentina, and recognized an impairment loss of
￦
196,207 million on property, plant and equipment whose recoverable amount was less the book value.

(*4)
The
Company
estimated the recoverable amount after calculating the value in use of the hydrogen peroxide manufacturing facility in Gwangyang, which had impairment indications due to changes in raw material prices and changes in production plans during the year ended December 31, 2023, and recognized an impairment loss of
￦
46,535 million on property, plant and equipment whose recoverable amounts was less than the book value.

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*2,3)	Others(*1)	Ending
Land	￦	3,290,244	20,523	(6,061)	—	(6,620)	37,789	3,335,875
Buildings		4,427,632	14,002	(11,137)	(346,334)	(67,797)	1,264,602	5,280,968
Structures		3,081,524	11,663	(4,497)	(306,017)	(15,328)	1,093,178	3,860,523
Machinery and equipment		16,539,192	179,457	(47,511)	(2,484,915)	(385,367)	4,510,822	18,311,678
Vehicles		79,595	17,353	(1,487)	(39,263)	(56)	33,833	89,975
Tools		128,865	28,731	(673)	(54,966)	(1,573)	34,117	134,501
Furniture and fixtures		189,887	27,966	(2,380)	(70,561)	(3,260)	58,381	200,033
Right of use assets		998,305	132,219	(18,706)	(177,475)	(1,994)	38,285	970,634
Bearer plants		137,331	—	(27)	(9,602)	—	11,749	139,451
Construction-in-progress		6,333,673	7,634,826	(3,482)	—	(128,119)	(6,313,708)	7,523,190

	￦	35,206,248	8,066,740	(95,961)	(3,489,133)	(610,114)	769,048	39,846,828

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from change in purpose of use, adjustments of foreign currency translation differences and others.

(*2)
The
Company
calculated the net fair value of individual assets, such as steelmaking plant no. 1 and blast furnace no. 4 in Pohang, whose operation was suspended due to operation plan changes, to estimate recoverable amount and recognized an impairment loss of
￦
227,239 million for property, plant and equipment during the year ended December 31, 2024.

(*3)
The
Company
identified certain portion of the anode/cathode material assets that were in long-term idle status or expected to fall short of the anticipated economic performance during the year ended December 31, 2024. The
Company
calculated the net fair value of such individual assets to estimate the recoverable amount and recognized an impairment loss of
￦
307,911 million for assets that the recoverable amounts are less than their carrying amounts.

Borrowing Costs Capitalized and Capitalized Interest Rate
(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Weighted average expenditure	￦	1,657,425	3,585,047	4,016,832
Borrowing costs capitalized		44,264	126,260	193,093
Capitalization rate (%)		2.39 ~ 3.85	1.53 ~ 6.91	0.70 ~ 5.78

Property, Plant and Equipment and Investment Property Pledged as Collateral
(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2023 and 2024 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2023		2024
Land	Korean Development Bank and others	￦	1,100,811	846,211
Buildings and structures	Korean Development Bank and others		1,410,864	1,303,216
Machinery and equipment	Korean Development Bank and others		2,014,210	1,828,174
Other property, plant and equipment	Korean Development Bank and others		—	34,614

		￦	4,525,885	4,012,215

Summary of changes in right of use assets property plant and equipment

(e)	Changes in the carrying amount of right of use assets presented as investment property and property, plant and equipment for the years ended December 31, 2023 and 2024 were as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	368,167	10,470	(15,582)	734	363,789
Buildings and structures		163,648	49,929	(52,697)	(9,514)	151,366
Machinery and equipment		319,021	73,761	(55,481)	18,303	355,604
Vehicles		18,652	38,410	(16,456)	7,622	48,228
Ships		215,496	28,178	(22,920)	—	220,754
O thers		6,862	42,901	(12,885)	(6,983)	29,895

	￦	1,091,846	243,649	(176,021)	10,162	1,169,636

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Depreciation	Impairment loss	Others	Ending
Land	￦	363,789	1,542	(17,501)	(1,994)	3,082	348,918
Buildings and structures		151,366	58,116	(54,092)	—	(643)	154,747
Machinery and equipment		355,604	37,204	(47,797)	—	1,631	346,642
Vehicles		48,228	12,501	(20,291)	—	4,633	45,071
Ships		220,754	—	(24,684)	—	—	196,070
O thers		29,895	22,856	(19,657)	—	(9,068)	24,026

	￦	1,169,636	132,219	(184,022)	(1,994)	(365)	1,115,474

Summary of lease expense recognised in the income statement
(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Interest on lease liabilities	￦	34,936	41,109	48,887
Expenses related to short-term leases		29,931	52,486	53,944
Expenses related to leases of low-value assets		17,877	20,103	25,968

	￦	82,744	113,698	128,799